SCHEDULE OF RETENTION RECEIVABLES ALLOWANCES FOR EXPECTED CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Retention Receivables Net
Balance at the beginning of the year	$ (2,085)	$ (2,080)
Exchange adjustment	(12)	(5)
Balance at the end of the year	$ (2,097)	$ (2,085)